N-4	Aug. 15, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 15, 2023
Amendment Flag	false
Group Variable Annuity Contracts
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Group Variable Annuity Contracts | AmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	American Century VP Balanced Fund - Class I*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Group Variable Annuity Contracts | AmericanCenturyVPInternationalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Foreign Large Growth
Portfolio Company Name [Text Block]	American Century VP International Fund - Class I*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Group Variable Annuity Contracts | AmericanCenturyVPUltraFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	American Century VP Ultra Fund - Class I*
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%